Interest Expense on DFA (Tables)	12 Months Ended
Jun. 30, 2025
Material income and expense [abstract]
Summary of Interest Expense on DFA

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Interest expense on DFA	46,457	30,263	13,462
Total interest expense on DFA	46,457	30,263	13,462